Common stock and non-redeemable convertible preferred stock	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Attributable to Parent [Abstract]
Common stock and non-redeemable convertible preferred stock
11.	Common stock and non-redeemable convertible preferred stock
The Company’s capital structure consists of common shares and non-redeemable convertible preferred stock.
As of December 31, 2021 and 2020, the Company was authorized to issue an unlimited
number of common stock with no par value. Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of the shareholders. As of December 31, 2021 and 2020 the Company had 3,166,948 and 3,061,745 shares issued and outstanding, respectively.

The Company’s non-redeemable convertible preferred shares as of December 31, 2021 consisted of the following (in thousands, except share and per share data):

Non-redeemable convertible preferred stock	Shares authorized	Shares issued and Outstanding	Original issue price	Carrying value
Class A	Unlimited	27,065,219	$1.75	$47,336
Class B1	Unlimited	52,700,609	1.75	119,977
Class B2	Unlimited	29,000,000	1.75	23,000
Class B3	Unlimited	29,000,000	0.00001	0.29
Issuance costs				(432)

Total preferred stock	Unlimited	137,765,828		$189,881

The Company’s non-redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share and per share data):

Non-redeemable convertible preferred stock	Shares authorized	Shares issued and outstanding	Original issue price	Carrying value
Class A	Unlimited	27,065,219	$1.75	$47,336
Class B1	Unlimited	52,700,609	1.75	119,977
Class B2	Unlimited	29,000,000	1.75	23,000
Class B3	Unlimited	29,000,000	0.00001	0.29
Issuance costs				(432)

Total preferred stock	Unlimited	137,765,828		$189,881

The Company’s non-redeemable convertible preferred stock contains the following rights:
Dividends
The holders of Class A Preferred Shares (“Class A”) are entitled, subject to the rights of the Class B1 Preferred Share (“Class B1”) holders, the Class B2 Preferred Share (“Class B2”) holders and holders of any other class of shares entitled to receive dividends in priority or concurrently with the holders of the Common Shares, to receive dividends if, as and when declared by the Board of Directors (“BOD”).

The holders of Class B1 are entitled, concurrently with holders of the Class B2 and holders of any other class of shares entitled to receive dividends in priority or concurrently with the holders of the Common Shares and the Class A, to receive dividends if, as and when declared by the BOD.
The holders of Class B3 Preferred Shares (“Class B3”) shall in no circumstances be entitled to receive any dividends from the Company, whether on a dissolution event or otherwise, and the BOD of the Company shall not declare any dividends on the Class B3.
As of December 31, 2021 and 2020, no dividends have been declared by the
Company.
Liquidation rights
Upon liquidation, dissolution, or winding up of the Company, or upon certain change of control or asset sale events where holders of not less than 2/3rds of the outstanding voting preferred shares of the Company have not elected otherwise, the holders of the outstanding Class B2 shall be entitled to receive, pari passu
with the holders of the Class B1 and prior and in preference to any distribution to the holders of the Class A and Common Share, an amount per share equal to the greater of (i) one times the original issue price plus any dividends accrued but unpaid thereon, or (ii) an amount that would have been paid had such shares been converted into Common Shares immediately prior to such liquidation or deemed liquidation.
After distribution to the Class B2 and Class B1 holders, holders of the Class A shall be entitled to receive, prior and in preference to any distribution to the holders of Common Shares, an amount per share equal to the greater of (i) the original issue price plus any dividends declared but unpaid thereon, or (ii) an amount that would have been payable had such share been converted into Common Shares immediately prior to such liquidation or deemed liquidation.
The remaining assets will be distributed to holders of the Company’s Common Share.
In the event of any dissolution event, the holders of Class B3 Preferred Shares then outstanding shall not be entitled to participate and share in any distribution of the property or assets of the Company.
Conversion
Each Class A, Class B
1
and Class B
2
will be convertible, at the option of its holder, at any time and from time to time, and without the payment of additional consideration by its holder, into such number of fully paid and non-assessable
Common Shares as is determined by dividing the Class A, Class B
1
and Class B
2
original issue price by the respective Class A, Class B
1
and Class B
2
conversion price in effect at the time of conversion. The Class A, Class B
1
and Class B
2
conversion price will initially be equal to $
1.75
and is subject to adjustment.
Upon either (i) that date and time which is immediately prior to a public offering of Common Shares with a concurrent listing on The Toronto Stock Exchange, the New York Stock Exchange or quotation for trading on Nasdaq (National Market) or such other stock exchange having received the approval of the directors of the Company which raises aggregate gross proceeds (prior to deduction of any underwriting discounts and registration expenses) of not less than $40 million at a price per Common Share that values the Company at not less than $250 million (a “Qualified IPO”), or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of Class A, Class B1 or Class B2 holding at least 2/3rds of the shares of such class, then (a) all outstanding shares of such class will automatically be converted into Common Shares, at the then effective conversion rate and (b) such shares may not be reissued by the Company.
No shareholder will (i) convert any number of Class B2 unless such shareholder causes the same number of Class B3 (on a one-for-one
basis) to be delivered to the Company for cancellation concurrently with the conversion of such Class B2, or (ii) transfer, or cause to be transferred, any Class B2 or Class B3 to any purchaser, unless such shareholder causes the purchaser of such Class B2 or Class B3, as applicable, to purchase such equivalent amount (on a one-for-one
basis) of the Class B2 (in the case of the Class B3) or the Class B3 (in the case of the Class B2), as applicable, concurrently with the purchase of such Class B2 or Class B3, as applicable.
Redemption
In the event of a deemed liquidation event or a Qualified IPO the holders of the Class B3 shall not be entitled to any payment, dividend, or distribution of securities, or to participate and share in any distribution of the property of assets of the Company, and immediately prior to a deemed liquidation event or the listing of the securities of the Company pursuant to a Qualified IPO, all of the Class B3 will be deemed null and void and cancelled, without any payment or other distribution whatsoever to the holders of the Class B3 (the “Cancellation Date”). For certainty, from and after the Cancellation Date, the Class B3 shall not be entitled to exercise any of the rights of shareholders in respect thereof.
Voting Rights
The holders of Class A, Class B1, Class B2 and Class B3 are entitled to receive notice of, and to attend, all meetings of the shareholders of the Company and to that number of votes equal to the number of whole Common Shares into which the Class A, Class B1, Class B2 and Class B3 held by such holder are convertible as of the record date for determining shareholders entitled to vote on such matter, at all meetings of shareholders, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series, and will vote together with the holders of Common Shares and the Voting Preferred Shares on an
as-converted
to Common Share basis as a single class class, all provided that (i) the holders of Class B2 shall not be entitled to vote, at a meeting or otherwise, on any resolution pertaining to the election, appointment or removal of a director of the Company, and (ii) the holders of Class B3 are only entitled to vote to the extent that the vote pertains to the election, appointment or removal of a director of the Company.